Segments and Geographic Areas - Percentage of Revenue Earned by Geographical Area (Detail) - segment	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2018	Nov. 19, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Concentration Risk [Line Items]
Number of reportable segment			1
Geographic Concentration Risk | Sales | United States
Concentration Risk [Line Items]
Percentage of revenue earned by geographical area	82.10%
Geographic Concentration Risk | Sales | Nigeria
Concentration Risk [Line Items]
Percentage of revenue earned by geographical area	17.90%
Predecessor | Geographic Concentration Risk | Sales | United States
Concentration Risk [Line Items]
Percentage of revenue earned by geographical area		84.00%		81.60%	56.90%
Predecessor | Geographic Concentration Risk | Sales | Nigeria
Concentration Risk [Line Items]
Percentage of revenue earned by geographical area		1.80%		11.20%	43.10%
Predecessor | Geographic Concentration Risk | Sales | Other Geographic Areas
Concentration Risk [Line Items]
Percentage of revenue earned by geographical area		14.20%		7.20%